Capitalized Cost from Contracts with Customers (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Incremental Costs of Obtaining Customer Contracts
Capitalized contract cost, current	€ 1,412	€ 1,350
Capitalized contract cost, non-current	3,682	3,492
Assets recognised from costs to obtain or fulfil contracts with customers	5,094	4,843
Other current non-financial assets	3,212	2,682
Other non-current non-financial assets	4,419	3,990
Other non-financial assets	€ 7,631	€ 6,672
Capitalized contract cost as % of other non-financial assets, current	44.00%	50.00%
Capitalized contract cost as % of other non-financial assets, non-current	83.00%	88.00%
Capitalized contract cost as % of Other non-financial assets	67.00%	73.00%
Capitalized cost of obtaining customer contracts
Incremental Costs of Obtaining Customer Contracts
Amortization period range	18 months to seven years
Capitalized contract cost, current	€ 1,130	€ 1,086
Capitalized contract cost, non-current	3,348	3,221
Assets recognised from costs to obtain or fulfil contracts with customers	4,478	4,307
Amortization expenses of capitalized contract costs	€ 1,108	1,107
Incremental costs
Incremental Costs of Obtaining Customer Contracts
Amortization period range	one year or less
Capitalized cost to fulfill customer contracts
Incremental Costs of Obtaining Customer Contracts
Amortization period range	five to seven years
Capitalized contract cost, current	€ 282	264
Capitalized contract cost, non-current	334	272
Assets recognised from costs to obtain or fulfil contracts with customers	616	536
Amortization expenses of capitalized contract costs	€ 511	€ 418